MGP Selected Quarterly Financial Results (Unaudited) - Narrative (Detail) - MGM National Harbor $ in Millions	Oct. 05, 2017 USD ($)
Master Lease - Rent Increase
Segment Reporting Information [Line Items]
Rental revenues under master lease	$ 95.0
Base Rent Increase
Segment Reporting Information [Line Items]
Rental revenues under master lease	85.5
Percentage Rent Increase
Segment Reporting Information [Line Items]
Rental revenues under master lease	$ 9.5